Investment Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Investment Securities
Investment securities as of the balance sheet dates consisted of the following:

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,500	$22	$(3)	$4,519
Agency mortgage-backed	1,343	36	—	1,379
State and political subdivisions	9,803	664	(5)	10,462
Corporate	3,294	28	(22)	3,300
Total debt securities	18,940	750	(30)	19,660
Marketable equity securities	746	66	(15)	797
Mutual funds	173	—	—	173
Total	$19,859	$816	$(45)	$20,630
Held-to-maturity
U.S. Government-sponsored enterprises	$5,496	$3	$(22)	$5,477

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,456	$99	$(18)	$17,537
Agency mortgage-backed	3,326	61	(1)	3,386
State and political subdivisions	11,813	1,018	(1)	12,830
Corporate	8,127	179	(13)	8,293
Total debt securities	40,722	1,357	(33)	42,046
Marketable equity securities	746	39	(12)	773
Mutual funds	135	—	—	135
Total	$41,603	$1,396	$(45)	$42,954
Held-to-maturity
U.S. Government-sponsored enterprises	$4,000	$1	$(3)	$3,998

Investment securities with a carrying amount of $6.7 million and $11.2 million at December 31, 2012 and 2011, respectively, were pledged as collateral for public deposits, customer repurchase agreements and for other purposes as required or permitted by law.

Information pertaining to all investment securities with gross unrealized losses as of the balance sheet dates, aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

December 31, 2012	Less Than 12 Months		12 Months and Over		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$4,472	$(25)	$—	$—	$4,472	$(25)
State and political subdivisions	345	(5)	—	—	345	(5)
Corporate	2,266	(22)	—	—	2,266	(22)
Total debt securities	7,083	(52)	—	—	7,083	(52)
Marketable equity securities	91	(7)	42	(8)	133	(15)
Total	$7,174	$(59)	$42	$(8)	$7,216	$(67)

December 31, 2011	Less Than 12 Months		12 Months and Over		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$7,389	$(21)	$—	$—	$7,389	$(21)
Agency mortgage-backed	—	—	361	(1)	361	(1)
State and political subdivisions	347	(1)	—	—	347	(1)
Corporate	3,075	(13)	—	—	3,075	(13)
Total debt securities	10,811	(35)	361	(1)	11,172	(36)
Marketable equity securities	193	(7)	10	(5)	203	(12)
Total	$11,004	$(42)	$371	$(6)	$11,375	$(48)

The Company evaluates all investment securities on a quarterly basis, and more frequently when economic conditions warrant, to determine if an other-than-temporary impairment exists. A debt security is considered impaired if the fair value is lower than its amortized cost basis at the report date. If impaired, management then assesses whether the unrealized loss is other-than-temporary.

Declines in the fair values of individual equity securities that are deemed to be other-than-temporary are reflected in noninterest income when identified. An unrealized loss on a debt security is generally deemed to be other-than-temporary and a credit loss is deemed to exist if the present value of the expected future cash flows is less than the amortized cost basis of the debt security. The credit loss component of an other-than-temporary impairment write-down is recorded, net of tax effect, through net income as a component of net other-than-temporary impairment losses in the consolidated statement of income, while the remaining portion of the impairment loss is recognized in other comprehensive income (loss), provided the Company does not intend to sell the underlying debt security and it is "more likely than not" that the Company will not have to sell the debt security prior to recovery.

Management considers the following factors in determining whether an other-than-temporary impairment exists and the period over which the security is expected to recover:

•	The length of time, and extent to which, the fair value has been less than the amortized cost;

•	Adverse conditions specifically related to the security, issuer, industry, or geographic area;

•	The historical and implied volatility of the fair value of the security;

•	The payment structure of the debt security and the likelihood of the issuer being able to make payments that may increase in the future;

•	Failure of the issuer of the security to make scheduled interest or principal payments;

•	Any changes to the rating of the security by a rating agency;

•	Recoveries or additional declines in fair value subsequent to the balance sheet date; and

•	The nature of the issuer, including whether it is a private company, public entity or government-sponsored enterprise, and the existence or likelihood of any government or third party guaranty.

At December 31, 2012, held-to-maturity and available-for-sale securities, consisting of five U.S. Government-sponsored enterprise securities, one tax exempt municipal security, five corporate bonds and four marketable equity securities had aggregate unrealized losses of $67 thousand. Two marketable equity securities had unrealized losses greater than twelve months and the Company has the ability to hold such securities for the foreseeable future. No declines were deemed by management to be other-than-temporary at December 31, 2012.

Proceeds from the sale of securities available-for-sale were $13.6 million and $2.3 million in 2012 and 2011, respectively. Gross realized gains from the sale of securities available-for-sale were $674 thousand and $183 thousand in 2012 and 2011, respectively. Gross realized losses were $1 thousand in 2012 with no gross realized losses in 2011. The specific identification method is used to determine realized gains and losses on sales of available-for-sale securities.

The amortized cost and estimated fair value of debt securities by contractual scheduled maturity as of December 31, 2012, were as follows:

	Amortized Cost	Fair Value
	(Dollars in thousands)
Available-for-sale
Due in one year or less	$690	$696
Due from one to five years	3,365	3,418
Due from five to ten years	4,966	5,154
Due after ten years	8,576	9,013
	17,597	18,281
Agency mortgage-backed securities	1,343	1,379
Total debt securities available-for-sale	$18,940	$19,660
Held-to-maturity
Due from five to ten years	$1,500	$1,501
Due after ten years	3,996	3,976
Total debt securities held-to-maturity	$5,496	$5,477

Actual maturities may differ for certain debt securities that may be called by the issuer prior to the contractual maturity. Actual maturities may differ from contractual maturities in agency mortgage-backed securities because the mortgages underlying the securities may be prepaid, usually without any penalties. Therefore, these agency mortgage-backed securities are shown separately and not included in the contractual maturity categories in the above maturity summary.